CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income	$ 1,664	$ 958	$ 3,519	$ 1,476
Items that may be reclassified to net income
Financial contracts and power sale agreements	43	78	74	128
Marketable securities	(9)	47	(10)	54
Equity accounted investments	(6)	4	6	7
Foreign currency translation	(2,651)	(730)	(2,342)	(87)
Income taxes	(52)	6	(71)	11
Other comprehensive income that may be reclassified to net income	(2,675)	(595)	(2,343)	113
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	179	11	178	11
Revaluation of pension obligations	3	(9)	8	(12)
Equity accounted investments	2	0	2	0
Marketable securities	227	0	302	0
Income taxes	(84)	0	(83)	1
Other comprehensive income that will not be reclassified to net income	327	2	407	0
Other comprehensive income (loss)	(2,348)	(593)	(1,936)	113
Comprehensive income (loss)	(684)	365	1,583	1,589
Attributable to shareholders
Net income attributable to shareholders	680	225	1,537	188
Other comprehensive income (loss)	(645)	(94)	(504)	166
Comprehensive income	35	131	1,033	354
Attributable to non-controlling interests
Net income	984	733	1,982	1,288
Other comprehensive income (loss)	(1,703)	(499)	(1,432)	(53)
Comprehensive income (loss)	$ (719)	$ 234	$ 550	$ 1,235